CONSOLIDATED BALANCE SHEET - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,244,266,000		$ 76,533,000
Total current assets	1,451,121,000		261,148,000
Total assets	2,516,137,000		330,725,000
Current liabilities:
Accounts payable			16,618,000
Total current liabilities	269,977,000		255,080,000
Total liabilities	324,849,000		380,305,000
Stockholders' deficit:
Common stock			390,000
Additional paid-in capital	3,395,129,000		949,186,000
Retained earnings	(1,228,901,000)		(998,784,000)
Total stockholders' equity (deficit)	2,191,288,000	$ (101,951,000)	(307,951,000)
Total liabilities and stockholders' equity (deficit)	2,516,137,000		330,725,000
Diamond eagle acquisition
Current assets:
Cash and cash equivalents		157,758	491,225
Prepaid expenses		93,333	319,239
Total current assets		251,091	810,464
Cash and investments held in Trust Account		405,002,234	403,961,209
Total assets		405,253,325	404,771,673
Current liabilities:
Accounts payable			1,493,133
Total current liabilities		1,495,374	1,493,133
Deferred underwriting compensation		14,000,000	14,000,000
Total liabilities		15,495,374	15,493,133
Class A common shares subject to possible redemptions; 38,427,853 shares at approximately $10.00 per share		384,757,950	384,278,530
Stockholders' deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		2,210,029	2,689,444
Retained earnings		2,788,820	2,309,409
Total stockholders' equity (deficit)		5,000,001	5,000,010
Total liabilities and stockholders' equity (deficit)		405,253,325	404,771,673
Class A common stock
Stockholders' deficit:
Common stock	35,000		18,000
Class A common stock | Diamond eagle acquisition
Stockholders' deficit:
Common stock		152	157
Class B common stock
Stockholders' deficit:
Common stock	$ 39,000		0
Class B common stock | Diamond eagle acquisition
Stockholders' deficit:
Common stock		$ 1,000	$ 1,000